November 5, 2003




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:   Dreyfus Florida Municipal Money Market Fund (the "Fund")
      1933 Act File No. 33-50213
      1940 Act File No. 811-7091
      CIK NO. 911746_____________________________________


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 12 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 24, 2003.

     Please address any comments or questions to the undersigned at (212) 922-6726.




                                                      Very truly yours,

                                                      /s/ Janice Ingoglio

                                                      Janice Ingoglio
                                                      Paralegal

cc:  Michael A. Rosenberg